Property, Plant and Equipment	12 Months Ended
Feb. 29, 2012
Property, Plant and Equipment [Text Block]
3.	Property, Plant and Equipment

	2012
		Accumulated
	Cost	Depreciation	Net
Plant and equipment	$14,851,617	$7,689,018	$7,162,599
Buildings	1,931,944	1,163,572	768,372
Automotive equipment	9,567	8,934	633
Land	433,613	-	433,613
Land improvements	1,861	1,171	690
Leasehold improvements	229,482	170,409	59,073
Furniture and fixtures	603,049	544,013	59,036
Computer hardware and software	2,604,200	2,266,249	337,951
	$20,665,333	$11,843,366	$8,821,967

	2011
		Accumulated
	Cost	Depreciation	Net
Plant and equipment	$14,480,584	$7,156,979	$7,323,605
Buildings	1,931,944	1,123,131	808,813
Automotive equipment	39,476	36,937	2,539
Land	433,613	-	433,613
Land improvements	1,861	1,111	750
Leasehold improvements	229,482	155,641	73,841
Furniture and fixtures	601,544	535,996	65,548
Computer hardware and software	2,628,763	2,229,187	399,576
	$20,347,267	$11,238,982	$9,108,285

Property, plant and equipment includes equipment acquired under capital leases with an initial cost of $2,687,820 (2011 - $2,687,820). Accumulated amortization of assets acquired under capital leases is $767,919 (2011 - $623,410). No impairment of property, plant, and equipment was recognized in the year ended February 29, 2012 (2011 - nil).